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MFS Low Volatility Global Equity Fund
MFS® Low Volatility Global Equity Fund
SUPPLEMENT TO THE PROSPECTUS Supplement dated April 1, 2023, to the Prospectus dated December 29, 2022.

MFS® Low Volatility Global Equity Fund

Effective immediately, the section entitled “Performance Information” under the main heading entitled “Summary of Key Information” is restated in its entirety as follows:

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was 11.25% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (18.01)% (for the calendar quarter ended March 31, 2020).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2022)
Average Annual Returns - MFS Low Volatility Global Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
B	(12.59%)	4.51%	6.35%	Dec. 05, 2013
C	(9.94%)	4.87%	6.35%	Dec. 05, 2013
I	(8.17%)	5.90%	7.33%	Dec. 05, 2013
R1	(9.09%)	4.84%	6.26%	Dec. 05, 2013
R2	(8.59%)	5.37%	6.80%	Dec. 05, 2013
R3	(8.34%)	5.65%	7.07%	Dec. 05, 2013
R4	(8.11%)	5.91%	7.33%	Dec. 05, 2013
R6	(8.04%)	6.00%	7.39%	Dec. 05, 2013
A	(13.68%)	4.40%	6.39%	Dec. 05, 2013
After Taxes on Distributions | A	(14.43%)	3.46%	5.70%
After Taxes on Distributions and Sale of Fund Shares | A	(7.48%)	3.47%	5.12%
MSCI All Country World Index (net div)	(18.36%)	5.23%	6.77%	Dec. 05, 2013
MSCI All Country World Minimum Volatility Index (net div)	(10.31%)	4.57%	6.88%	Dec. 05, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.